Share-Based Payments - Summary of PSU Activity (Details)	12 Months Ended
	Mar. 31, 2023 Year	Mar. 31, 2022 Year	Jun. 21, 2022 shares	Jun. 14, 2021 shares	Mar. 31, 2021 Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Share Units | shares				332,263
Performance Share Unit (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | Year	855,383	332,263			0
Performance Share Units | shares			528,120	332,263
Number of share options forfeited in share-based payment arrangement | Year	(5,000)	0